Cover	Aug. 27, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	Rockley Photonics Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40735
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	1 Ashley Road
Entity Address, City or Town	Altrincham
Entity Address, Country	GB
Entity Address, Postal Zip Code	WA14 2DT
City Area Code	+44
Local Phone Number	(0) 1865 292017
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true
Amendment Description
Entity Central Index Key	0001852117
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value$.000004026575398 per share
Trading Symbol	RKLY
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	RKLY.WS
Security Exchange Name	NYSE